Disaggregation of Revenue - Schedule of Disaggregates Revenue by Type of Services (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 103,820,403	$ 13,365,656	$ 115,285,213	$ 96,957,894
Transferred at Point in Time [Member] | Integrated IPO Financial Printing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	32,789,688	4,221,287	34,035,637	16,160,234
Transferred at Point in Time [Member] | Non-IPO Financial Printing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	71,030,715	9,144,369	81,249,576	80,797,660
Transferred at Point in Time [Member] | Annual reports [Member] | Non-IPO Financial Printing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	41,608,778	5,356,641	53,021,533	48,860,524
Transferred at Point in Time [Member] | Circulars [Member] | Non-IPO Financial Printing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	8,029,862	1,033,750	8,694,347	10,230,010
Transferred at Point in Time [Member] | Others [Member] | Non-IPO Financial Printing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 21,392,075	$ 2,753,978	$ 19,533,696	$ 21,707,126